Debt and Warrants - Additional Information (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 25, 2024	Jun. 26, 2024	Jul. 02, 2023	Jun. 08, 2022	May 02, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Jul. 02, 2024	Oct. 09, 2022	Nov. 19, 2021
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage				11.00%
Gain on extinguishment of debt						$ (45,053,000)	$ 0	$ (45,053,000)	$ 0	$ 25,081,000	$ 51,079,000
Minimum percentage of mined currency to be maintained in deposits						50.00%		50.00%		50.00%
Bitcoins owned and deposited						$ 10.00		$ 10.00		$ 3,440	3,067.000
Interest expenses						$ 6,248,000	6,416,000	$ 13,203,000	13,009,000	$ 34,001,000	14,367,000
Extended maturity term										Jun. 30, 2025
Shares held under bridge financing						1,440,645		3,969,869
Share held under bridge financing value						$ 1,400,000		$ 5,900,000
Outstanding amount						2,611,000		2,611,000
Share Purchase Agreement [Member]
Debt Instrument [Line Items]
Actual amount of origination fees			$ 4,000,000
Origination fees			3,500,000
Bridge financing			20,135,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Payment of bitcoin	$ 10.00
Bridge Loans [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 1,205,000		$ 1,205,000		$ 1,205,000
Bridge Loans [Member] | Share Purchase Agreement [Member]
Debt Instrument [Line Items]
Repayment of subordinated debt			$ 18,278,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value										$ 19,868,000
Debt instrument stated interest rate percentage						15.00%		15.00%		15.00%
Debt instrument effective interest rate percentage						22.50%		22.50%		22.50%
Warrant [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit										$ 0.01
Gain on extinguishment of debt										$ (25,081,000)
Additional warrants issued										539,165
If Effective Time Does Not Occur On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issuable to purchase shares outstanding post merger						2.51%		2.51%		2.51%
If Effective Time Occurs On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit						$ 0.01		$ 0.01
Warrants issuable to purchase shares outstanding post merger						3.79%		3.79%		3.79%
Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit										$ 0.01
Interest expenses						$ 6,248,000	6,416,000	$ 13,203,000	13,009,000	$ 14,061,000	5,230,000
Debt related fees and issuance costs						2,690,000	$ 2,268,000	6,044,000	3,872,000	9,758,000	906,000
Amortization										$ 4,303,000	$ 4,324,000
Fourth Amended And Restated Loan Agreement [Member] | Block Chain Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by each warrant or right										1,377,778
Percentage of units exchanged as a percentage of outstanding common stock post merger										10.00%
CleanSpark Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument decrease forgiveness		$ 15,000,000
Deferred debt issuance cost writeoff		403,000
CleanSpark Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Term loan maximum borrowing capacity												$ 55,919,000
Blockchain Loan Agreement [Member]
Debt Instrument [Line Items]
Amortization								2,230,000	$ 2,089,000
Block Chain [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit															$ 10
Gain on extinguishment of debt		45,043,000
Debt instrument repaid principal		67,265,000
Debt instrument decrease forgiveness		$ 15,000,000
Block Chain [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															$ 535,375,000
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value														$ 57,433,000
Long term debt maturity date														Sep. 23, 2025
Long term debt bearing fixed interest rate percentage														(10.00%)
Gain on extinguishment of debt										$ (51,079,000)
Block Chain [Member] | First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															44,375,000
Block Chain [Member] | Additional First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															2,000,000
Block Chain [Member] | Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															89,000,000
Block Chain [Member] | Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value															$ 200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition One [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period															30.00%
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition Two [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period															15.00%
Block Chain [Member] | Tranche One Additional Tranche Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt maturity date															Sep. 23, 2025
Block Chain [Member] | Additional First Tranche Loan And Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage					7.00%
Proceeds from medium term notes payable					$ 6,000,000
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period															15.00%
Proceeds from medium term notes payable				$ 1,531,000
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger if no loan is borrowed															2.25%
Percentage of warrants transferrable without any restrictions															75.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Maximum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger															3.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Minimum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger															1.85%
Senior Secured Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Term loan maximum borrowing capacity						$ 55,919,000		$ 55,919,000
Term loan initiall borrowing capacity													$ 15,000,000
Debt instrument maturity date description								The maturity date of the term loan is the earlier of (i) June 26, 2025, or (ii) 90 days after the termination of the merger transaction between CleanSpark and GRIID under the CleanSpark Merger Agreement (other than a termination resulting solely from the breach of CleanSpark).
Term loan interest rate								8.50%